Trade Accounts Payable and Others (Tables)	12 Months Ended
Jun. 30, 2024
Trade Accounts Payable and Others [Abstract]
Schedule of Trade Accounts Payable and Others
	Note	2024	2023

Trade accounts payable		67,192	61,972
Taxes payable	16.1	15,437	26,321
Dividends payable		54,869	63,818
Advances to customers		34,291	21,802
Other liabilities		2,513	2,202
Total current		174,302	176,115
Taxes payable	16.1	30,822	28,140
Other liabilities		5,904	3,284
Total noncurrent		36,726	31,424

Schedule of Taxes Payable
	2024	2023

ISS payable	948	996
Withholding taxes	1,086	1,320
PIS and COFINS payable	4,799	9,223
IRPJ and CSLL payable	6,503	10,881
Tax on value added - IVA (Paraguay/Bolivia)	649	3,254
Other taxes payable	1,452	647
Current	15,437	26,321

PIS and COFINS payable	11,114	10,405
IRPJ and CSLL payable	9,379	8,781
Tax on value added - IVA (Paraguay/Bolivia)	10,329	8,954
Non-current	30,822	28,140